Accrued Liabilities (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Payables and Accruals [Abstract]
Class action settlements Note 20 (a)	6,262	11,448
Accrued salaries and benefits	4,003	2,807
Amounts due to third party lenders	4,575	5,782
Interest accrued on long-term debt - Note 13	2,540	2,540
Other accruals	7,335	5,305
Accrued liabilities	24,715	27,882